Segments (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Group Segment Disclosures
The following tables summarize the Group's segment disclosures:

	Three Months Ended June 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$902.3	$316.7	$—	$1,219.0
Net premiums written	546.2	152.7	—	698.9
Net premiums earned	458.9	79.1	—	538.0
Losses and loss adjustment expenses	(291.8)	(4.9)	—	(296.7)
Policy acquisition expenses	(148.9)	(20.1)	(70.6)	(239.6)
General and administrative expenses	—	—	(22.3)	(22.3)
Underwriting income/(loss)	18.2	54.1		(20.6)
Net investment income				44.6
Net realized and unrealized investment gains				6.7
Corporate and other expenses				(1.2)
Net foreign exchange gains				2.0
Financing costs				(9.3)
Income before income taxes				22.2
Income tax expense				(2.5)
Net income				$19.7

Losses and loss adjustment expenses incurred - current year	(178.4)	(29.1)		$(207.5)
Losses and loss adjustment expenses incurred - prior accident years	(113.4)	24.2		(89.2)
Losses and loss adjustment expenses incurred - total	$(291.8)	$(4.9)		$(296.7)

Underwriting Ratios(1)
Loss ratio - current year	38.9%	36.8%		38.5%
Loss ratio - prior accident years	24.7%	(30.6%)		16.6%
Loss ratio - total	63.6%	6.2%		55.1%
Policy acquisition expense ratio	32.4%	25.4%		31.4%
Underwriting ratio	96.0%	31.6%		86.5%
The Fidelis Partnership commissions ratio				13.1%
General and administrative expense ratio				4.1%
Combined ratio				103.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended June 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$847.3	$345.9	$—	$1,193.2
Net premiums written	452.6	217.3	—	669.9
Net premiums earned	441.9	59.2	—	501.1
Losses and loss adjustment expenses	(221.9)	(0.8)	—	(222.7)
Policy acquisition expenses	(124.5)	(17.8)	(75.0)	(217.3)
General and administrative expenses	—	—	(24.4)	(24.4)
Underwriting income	95.5	40.6		36.7
Net investment income				46.0
Net realized and unrealized investment losses				(7.0)
Corporate and other expenses				(1.6)
Net foreign exchange losses				(2.6)
Financing costs				(8.6)
Income before income taxes				62.9
Income tax expense				(9.2)
Net income				$53.7

Losses and loss adjustment expenses incurred - current year	(278.8)	(12.5)		$(291.3)
Losses and loss adjustment expenses incurred - prior accident years	56.9	11.7		68.6
Losses and loss adjustment expenses incurred - total	$(221.9)	$(0.8)		$(222.7)

Underwriting Ratios(1)
Loss ratio - current year	63.1%	21.2%		58.1%
Loss ratio - prior accident years	(12.9%)	(19.8%)		(13.7%)
Loss ratio - total	50.2%	1.4%		44.4%
Policy acquisition expense ratio	28.2%	30.1%		28.4%
Underwriting ratio	78.4%	31.5%		72.8%
The Fidelis Partnership commissions ratio				15.0%
General and administrative expense ratio				4.9%
Combined ratio				92.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six Months Ended June 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,169.3	$772.6	$—	$2,941.9
Net premiums written	1,355.1	370.2	—	1,725.3
Net premiums earned	970.8	170.2	—	1,141.0
Losses and loss adjustment expenses	(573.2)	(152.7)	—	(725.9)
Policy acquisition expenses	(297.1)	(39.8)	(149.0)	(485.9)
General and administrative expenses	—	—	(44.3)	(44.3)
Underwriting income/(loss)	100.5	(22.3)		(115.1)
Net investment income				94.1
Net realized and unrealized investment gains				12.6
Corporate and other expenses				(1.2)
Net foreign exchange losses				(0.5)
Financing costs				(18.0)
Loss before income taxes				(28.1)
Income tax benefit				5.3
Net loss				$(22.8)

Losses and loss adjustment expenses incurred - current year	(467.3)	(210.2)		$(677.5)
Losses and loss adjustment expenses incurred - prior accident years	(105.9)	57.5		(48.4)
Losses and loss adjustment expenses incurred - total	$(573.2)	$(152.7)		$(725.9)

Underwriting Ratios(1)
Loss ratio - current year	48.1%	123.5%		59.4%
Loss ratio - prior accident years	10.9%	(33.8%)		4.2%
Loss ratio - total	59.0%	89.7%		63.6%
Policy acquisition expense ratio	30.6%	23.4%		29.5%
Underwriting ratio	89.6%	113.1%		93.1%
The Fidelis Partnership commissions ratio				13.1%
General and administrative expense ratio				3.9%
Combined ratio				110.1%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Six Months Ended June 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,034.1	$673.4	$—	$2,707.5
Net premiums written	1,132.6	315.4	—	1,448.0
Net premiums earned	883.6	105.5	—	989.1
Losses and loss adjustment expenses	(419.7)	14.7	—	(405.0)
Policy acquisition expenses	(254.6)	(23.9)	(151.7)	(430.2)
General and administrative expenses	—	—	(48.0)	(48.0)
Underwriting income	209.3	96.3		105.9
Net investment income				87.0
Net realized and unrealized investment losses				(16.0)
Corporate and other expenses				(1.6)
Net foreign exchange losses				(0.1)
Financing costs				(17.2)
Income before income taxes				158.0
Income tax expense				(23.1)
Net income				$134.9

Losses and loss adjustment expenses incurred - current year	(519.3)	(21.3)		$(540.6)
Losses and loss adjustment expenses incurred - prior accident years	99.6	36.0		135.6
Losses and loss adjustment expenses incurred - total	$(419.7)	$14.7		$(405.0)

Underwriting Ratios(1)
Loss ratio - current year	58.8%	20.2%		54.6%
Loss ratio - prior accident years	(11.3%)	(34.1%)		(13.7%)
Loss ratio - total	47.5%	(13.9%)		40.9%
Policy acquisition expense ratio	28.8%	22.7%		28.2%
Underwriting ratio	76.3%	8.8%		69.1%
The Fidelis Partnership commissions ratio				15.3%
General and administrative expense ratio				4.9%
Combined ratio				89.3%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.